SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Operating Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Operating Income (Loss) from Continuing Operations Before Income Taxes [Abstract]
Operating income	$ 217,055	$ 120,575	$ 253,268	$ 250,110	$ 218,346	$ 144,266	$ 45,937	$ 54,260	$ 841,008	$ 462,809
Share-based compensation expense									57,430	14,368
Restructuring and other expense									152,401	240,395
Depreciation and amortization (including impairments)									2,930,571	1,700,306
Adjusted EBITDA									3,981,410	2,417,878
Cablevision Systems Corp.
Operating Income (Loss) from Continuing Operations Before Income Taxes [Abstract]
Operating income									320,686	78,008
Share-based compensation expense									42,060	9,164
Restructuring and other expense									112,384	212,150
Depreciation and amortization (including impairments)									2,251,710	963,665
Adjusted EBITDA									2,726,840	1,262,987
Cequel Corp.
Operating Income (Loss) from Continuing Operations Before Income Taxes [Abstract]
Operating income									520,322	384,801
Share-based compensation expense									15,370	5,204
Restructuring and other expense									40,017	28,245
Depreciation and amortization (including impairments)									678,861	736,641
Adjusted EBITDA									$ 1,254,570	$ 1,154,891